Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2014
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio:

At a meeting held on March 10, 2015, the Trust’s Board approved the termination of Seix Investment Advisors LLC (“Seix”) as specialist manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio effective, March 10, 2015. Accordingly, effective March 10, 2015, the Prospectus is supplemented as shown below with references to Seix deleted entirely and related disclosures amended accordingly.

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 62 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.12%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.09%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.48%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

The U.S. Corporate Fixed Income Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 83 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.47%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$48
3 Years	$151
5 Years	$263
10 Years	$591

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Small Capitalization—Mid Capitalization Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 26 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.66%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	1.01%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$103
3 Years	$322
5 Years	$558
10 Years	$1,236

The Institutional Small Capitalization—Mid Capitalization Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 30 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses*	1.05%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$107
3 Years	$334
5 Years	$579
10 Years	$1,283

The Real Estate Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 34 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.03%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$105
3 Years	$328
5 Years	$569
10 Years	$1,259

The Commodity Returns Strategy Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 39 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.52%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses*	0.85%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$87
3 Years	$271
5 Years	$471
10 Years	$1,049

The International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 46 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.28%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.66%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$67
3 Years	$211
5 Years	$368
10 Years	$822

The Institutional International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 51 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.27%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.63%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$64
3 Years	$202
5 Years	$351
10 Years	$786

The Emerging Markets Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 56 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.87%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$89
3 Years	$278
5 Years	$482
10 Years	$1,073

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 68 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.29%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses*	0.62%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774

The Value Equity Portfolio, The Institutional Value Equity Portfolio:

In addition with respect to The Value Equity Portfolio and The Institutional Value Equity Portfolio, at a meeting held on March 10, 2015, the Trust’s Board approved the termination of Institutional Capital, LLC (“ICAP”) as specialist manager of each such Portfolio effective, March 10, 2015. Accordingly, effective, March 10, 2015, the Prospectus is supplemented reflecting the foregoing changes as shown below.

The Value Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.23%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.58%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$59
3 Years	$186
5 Years	$324
10 Years	$726

The Institutional Value Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 12 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.24%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.01%
Total Annual Portfolio Operating Expenses	0.57%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$58
3 Years	$183
5 Years	$318
10 Years	$714

The Core Fixed Income Portfolio: As of March 10, 2015, The Core Fixed Income Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 62 of the Prospectus:

Under normal circumstances, the Portfolio invests primarily (i.e. at least 80% of its net assets) in a diversified portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, under normal circumstances, will invest at least 80% of its net assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Aggregate Bond Index, which range, as of January 30, 2015, was between one and ten years. The weighted average maturity of the Barclays Capital U.S. Aggregate Bond Index as of January 30, 2015 was 7.62 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Fixed Income Opportunity Portfolio: As of March 10, 2015, The Fixed Income Opportunity Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the third paragraph under “Principal Investment Strategies” section on page 68 of the Prospectus:

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of January 30, 2015, was between four and six years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The Inflation Protected Securities Portfolio: As of March 10, 2015, The Inflation Protected Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 79 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non-investment grade securities (“junk bonds”). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Treasury Inflation Protected Securities Index (“Barclays US TIPS Index”), which range, as of January 30, 2015, was between one and twenty years. The weighted average maturity of the Barclays US TIPS Index as of January 30, 2015 was 8.63 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio’s investments in non-U.S. governments and corporations may include securities issued in emerging markets countries.

The U.S. Corporate Fixed Income Securities Portfolio: As of March 10, 2015, The U.S. Corporate Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 83 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Corporate Investment Grade Index, which range, as of January 30, 2015, was between one and twenty years. The weighted average maturity of the Barclays Capital U.S. Corporate Investment Grade Index as of January 30, 2015 was 10.93 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities). The Portfolio may invest in fixed income securities of foreign issuers.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: As of March 10, 2015, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 88 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving instruments such as option or futures contracts both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset- backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Securitized Index, which has a weighted average maturity of 6.29 years as of March 4, 2015 and can vary between three and eight years.

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio:

At a meeting held on March 10, 2015, the Trust’s Board approved the termination of Seix Investment Advisors LLC (“Seix”) as specialist manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio effective, March 10, 2015. Accordingly, effective March 10, 2015, the Prospectus is supplemented as shown below with references to Seix deleted entirely and related disclosures amended accordingly.

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 60 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.12%
Other Expenses	0.09%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.23%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293

The U.S. Corporate Fixed Income Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 72 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.13%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.22%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$23
3 Years	$71
5 Years	$124
10 Years	$280

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Small Capitalization—Mid Capitalization Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 24 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.66%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.76%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$78
3 Years	$243
5 Years	$422
10 Years	$942

The Institutional Small Capitalization—Mid Capitalization Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 28 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses*	0.80%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$82
3 Years	$255
5 Years	$444
10 Years	$990

The Real Estate Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 32 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.78%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$80
3 Years	$249
5 Years	$433
10 Years	$966

The Commodity Returns Strategy Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 37 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.52%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses*	0.60%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

The International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 44 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.28%
Other Expenses	0.10%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.41%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$42
3 Years	$132
5 Years	$230
10 Years	$518

The Institutional International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 49 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.27%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.38%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$39
3 Years	$122
5 Years	$213
10 Years	$480

The Emerging Markets Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 54 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.40%
Other Expenses	0.19%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.62%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 65 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.29%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses*	0.37%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$38
3 Years	$119
5 Years	$208
10 Years	$468

The Value Equity Portfolio, The Institutional Value Equity Portfolio:

In addition with respect to The Value Equity Portfolio and The Institutional Value Equity Portfolio, at a meeting held on March 10, 2015, the Trust’s Board approved the termination of Institutional Capital, LLC (“ICAP”) as specialist manager of each such Portfolio effective, March 10, 2015. Accordingly, effective, March 10, 2015, the Prospectus is supplemented reflecting the foregoing changes as shown below.

The Value Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.23%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.33%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$34
3 Years	$106
5 Years	$185
10 Years	$418

The Institutional Value Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 7 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.24%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.01%
Total Annual Portfolio Operating Expenses	0.32%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$33
3 Years	$103
5 Years	$180
10 Years	$406

The Core Fixed Income Portfolio: As of March 10, 2015, The Core Fixed Income Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 60 of the Prospectus:

Under normal circumstances, the Portfolio invests primarily (i.e. at least 80% of its net assets) in a diversified portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, under normal circumstances, will invest at least 80% of its net assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Aggregate Bond Index, which range, as of January 30, 2015, was between one and ten years. The weighted average maturity of the Barclays Capital U.S. Aggregate Bond Index as of January 30, 2015 was 7.62 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Fixed Income Opportunity Portfolio: As of March 10, 2015, The Fixed Income Opportunity Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the third paragraph under “Principal Investment Strategies” section beginning on page 65 of the Prospectus:

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of January 30, 2015, was between 4 and 6 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The Inflation Protected Securities Portfolio: As of March 10, 2015, The Inflation Protected Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 76 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non-investment grade securities (“junk bonds”). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Treasury Inflation Protected Securities Index (“Barclays US TIPS Index”), which range, as of January 30, 2015, was between one and twenty years. The weighted average maturity of the Barclays US TIPS Index as of January 30, 2015 was 8.63 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio’s investments in non-U.S. governments and corporations may include securities issued in emerging markets countries.

The U.S. Corporate Fixed Income Securities Portfolio: As of March 10, 2015, The U.S. Corporate Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 81 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Corporate Investment Grade Index, which range, as of January 30, 2015, was between one and twenty years. The weighted average maturity of the Barclays Capital U.S. Corporate Investment Grade Index as of January 30, 2015 was 10.93 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities). The Portfolio may invest in fixed income securities of foreign issuers.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: As of March 10, 2015, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 86 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving instruments such as option or futures contracts both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset- backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Securitized Index, which has a weighted average maturity of 6.29 years as of March 4, 2015 and can vary between three and eight years.

HC Advisors Shares | The Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio:

At a meeting held on March 10, 2015, the Trust’s Board approved the termination of Seix Investment Advisors LLC (“Seix”) as specialist manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio effective, March 10, 2015. Accordingly, effective March 10, 2015, the Prospectus is supplemented as shown below with references to Seix deleted entirely and related disclosures amended accordingly.

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 62 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.12%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.09%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.48%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

The Core Fixed Income Portfolio: As of March 10, 2015, The Core Fixed Income Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 62 of the Prospectus:

Under normal circumstances, the Portfolio invests primarily (i.e. at least 80% of its net assets) in a diversified portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, under normal circumstances, will invest at least 80% of its net assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Aggregate Bond Index, which range, as of January 30, 2015, was between one and ten years. The weighted average maturity of the Barclays Capital U.S. Aggregate Bond Index as of January 30, 2015 was 7.62 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

HC Advisors Shares | The U.S. Corporate Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio:

At a meeting held on March 10, 2015, the Trust’s Board approved the termination of Seix Investment Advisors LLC (“Seix”) as specialist manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio effective, March 10, 2015. Accordingly, effective March 10, 2015, the Prospectus is supplemented as shown below with references to Seix deleted entirely and related disclosures amended accordingly.

The U.S. Corporate Fixed Income Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 83 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.47%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$48
3 Years	$151
5 Years	$263
10 Years	$591

The U.S. Corporate Fixed Income Securities Portfolio: As of March 10, 2015, The U.S. Corporate Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 83 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Corporate Investment Grade Index, which range, as of January 30, 2015, was between one and twenty years. The weighted average maturity of the Barclays Capital U.S. Corporate Investment Grade Index as of January 30, 2015 was 10.93 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities). The Portfolio may invest in fixed income securities of foreign issuers.

HC Advisors Shares | The Small Capitalization - Mid Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Small Capitalization—Mid Capitalization Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 26 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.66%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	1.01%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$103
3 Years	$322
5 Years	$558
10 Years	$1,236

HC Advisors Shares | The Institutional Small Capitalization - Mid Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Institutional Small Capitalization—Mid Capitalization Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 30 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses*	1.05%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$107
3 Years	$334
5 Years	$579
10 Years	$1,283

HC Advisors Shares | The Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Real Estate Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 34 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.03%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$105
3 Years	$328
5 Years	$569
10 Years	$1,259

HC Advisors Shares | The Commodity Returns Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Commodity Returns Strategy Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 39 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.52%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses*	0.85%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$87
3 Years	$271
5 Years	$471
10 Years	$1,049

HC Advisors Shares | The International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 46 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.28%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.66%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$67
3 Years	$211
5 Years	$368
10 Years	$822

HC Advisors Shares | The Institutional International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Institutional International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 51 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.27%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.63%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$64
3 Years	$202
5 Years	$351
10 Years	$786

HC Advisors Shares | The Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Emerging Markets Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 56 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.87%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$89
3 Years	$278
5 Years	$482
10 Years	$1,073

HC Advisors Shares | The Fixed Income Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 68 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.29%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses*	0.62%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774

The Fixed Income Opportunity Portfolio: As of March 10, 2015, The Fixed Income Opportunity Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the third paragraph under “Principal Investment Strategies” section on page 68 of the Prospectus:

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of January 30, 2015, was between four and six years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

HC Advisors Shares | The Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Value Equity Portfolio, The Institutional Value Equity Portfolio:

In addition with respect to The Value Equity Portfolio and The Institutional Value Equity Portfolio, at a meeting held on March 10, 2015, the Trust’s Board approved the termination of Institutional Capital, LLC (“ICAP”) as specialist manager of each such Portfolio effective, March 10, 2015. Accordingly, effective, March 10, 2015, the Prospectus is supplemented reflecting the foregoing changes as shown below.

The Value Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.23%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.58%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$59
3 Years	$186
5 Years	$324
10 Years	$726

HC Advisors Shares | The Institutional Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Value Equity Portfolio, The Institutional Value Equity Portfolio:

In addition with respect to The Value Equity Portfolio and The Institutional Value Equity Portfolio, at a meeting held on March 10, 2015, the Trust’s Board approved the termination of Institutional Capital, LLC (“ICAP”) as specialist manager of each such Portfolio effective, March 10, 2015. Accordingly, effective, March 10, 2015, the Prospectus is supplemented reflecting the foregoing changes as shown below.

The Institutional Value Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 12 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.24%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.01%
Total Annual Portfolio Operating Expenses	0.57%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$58
3 Years	$183
5 Years	$318
10 Years	$714

HC Advisors Shares | The Inflation Protected Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Inflation Protected Securities Portfolio: As of March 10, 2015, The Inflation Protected Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 79 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non-investment grade securities (“junk bonds”). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Treasury Inflation Protected Securities Index (“Barclays US TIPS Index”), which range, as of January 30, 2015, was between one and twenty years. The weighted average maturity of the Barclays US TIPS Index as of January 30, 2015 was 8.63 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio’s investments in non-U.S. governments and corporations may include securities issued in emerging markets countries.

HC Advisors Shares | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: As of March 10, 2015, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 88 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving instruments such as option or futures contracts both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset- backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Securitized Index, which has a weighted average maturity of 6.29 years as of March 4, 2015 and can vary between three and eight years.

HC Strategic Shares | The Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio:

At a meeting held on March 10, 2015, the Trust’s Board approved the termination of Seix Investment Advisors LLC (“Seix”) as specialist manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio effective, March 10, 2015. Accordingly, effective March 10, 2015, the Prospectus is supplemented as shown below with references to Seix deleted entirely and related disclosures amended accordingly.

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 60 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.12%
Other Expenses	0.09%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.23%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293

The Core Fixed Income Portfolio: As of March 10, 2015, The Core Fixed Income Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 60 of the Prospectus:

Under normal circumstances, the Portfolio invests primarily (i.e. at least 80% of its net assets) in a diversified portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, under normal circumstances, will invest at least 80% of its net assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Aggregate Bond Index, which range, as of January 30, 2015, was between one and ten years. The weighted average maturity of the Barclays Capital U.S. Aggregate Bond Index as of January 30, 2015 was 7.62 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

HC Strategic Shares | The U.S. Corporate Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio:

At a meeting held on March 10, 2015, the Trust’s Board approved the termination of Seix Investment Advisors LLC (“Seix”) as specialist manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio effective, March 10, 2015. Accordingly, effective March 10, 2015, the Prospectus is supplemented as shown below with references to Seix deleted entirely and related disclosures amended accordingly.

The U.S. Corporate Fixed Income Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 72 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.13%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.22%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$23
3 Years	$71
5 Years	$124
10 Years	$280

The U.S. Corporate Fixed Income Securities Portfolio: As of March 10, 2015, The U.S. Corporate Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 81 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Corporate Investment Grade Index, which range, as of January 30, 2015, was between one and twenty years. The weighted average maturity of the Barclays Capital U.S. Corporate Investment Grade Index as of January 30, 2015 was 10.93 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities). The Portfolio may invest in fixed income securities of foreign issuers.

HC Strategic Shares | The Small Capitalization - Mid Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Small Capitalization—Mid Capitalization Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 24 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.66%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.76%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$78
3 Years	$243
5 Years	$422
10 Years	$942

HC Strategic Shares | The Institutional Small Capitalization - Mid Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Institutional Small Capitalization—Mid Capitalization Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 28 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses*	0.80%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$82
3 Years	$255
5 Years	$444
10 Years	$990

HC Strategic Shares | The Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Real Estate Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 32 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.78%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$80
3 Years	$249
5 Years	$433
10 Years	$966

HC Strategic Shares | The Commodity Returns Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Commodity Returns Strategy Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 37 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.52%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses*	0.60%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

HC Strategic Shares | The International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 44 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.28%
Other Expenses	0.10%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.41%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$42
3 Years	$132
5 Years	$230
10 Years	$518

HC Strategic Shares | The Institutional International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Institutional International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 49 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.27%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.38%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$39
3 Years	$122
5 Years	$213
10 Years	$480

HC Strategic Shares | The Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Emerging Markets Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 54 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.40%
Other Expenses	0.19%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.62%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774

HC Strategic Shares | The Fixed Income Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio:

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 65 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.29%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses*	0.37%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$38
3 Years	$119
5 Years	$208
10 Years	$468

The Fixed Income Opportunity Portfolio: As of March 10, 2015, The Fixed Income Opportunity Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the third paragraph under “Principal Investment Strategies” section beginning on page 65 of the Prospectus:

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of January 30, 2015, was between 4 and 6 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

HC Strategic Shares | The Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Value Equity Portfolio, The Institutional Value Equity Portfolio:

In addition with respect to The Value Equity Portfolio and The Institutional Value Equity Portfolio, at a meeting held on March 10, 2015, the Trust’s Board approved the termination of Institutional Capital, LLC (“ICAP”) as specialist manager of each such Portfolio effective, March 10, 2015. Accordingly, effective, March 10, 2015, the Prospectus is supplemented reflecting the foregoing changes as shown below.

The Value Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.23%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.33%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$34
3 Years	$106
5 Years	$185
10 Years	$418

HC Strategic Shares | The Institutional Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Value Equity Portfolio, The Institutional Value Equity Portfolio:

In addition with respect to The Value Equity Portfolio and The Institutional Value Equity Portfolio, at a meeting held on March 10, 2015, the Trust’s Board approved the termination of Institutional Capital, LLC (“ICAP”) as specialist manager of each such Portfolio effective, March 10, 2015. Accordingly, effective, March 10, 2015, the Prospectus is supplemented reflecting the foregoing changes as shown below.

The Institutional Value Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 7 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.24%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.01%
Total Annual Portfolio Operating Expenses	0.32%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$33
3 Years	$103
5 Years	$180
10 Years	$406

HC Strategic Shares | The Inflation Protected Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The Inflation Protected Securities Portfolio: As of March 10, 2015, The Inflation Protected Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 76 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non-investment grade securities (“junk bonds”). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Treasury Inflation Protected Securities Index (“Barclays US TIPS Index”), which range, as of January 30, 2015, was between one and twenty years. The weighted average maturity of the Barclays US TIPS Index as of January 30, 2015 was 8.63 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio’s investments in non-U.S. governments and corporations may include securities issued in emerging markets countries.

HC Strategic Shares | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is March 11, 2015

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: As of March 10, 2015, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 86 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving instruments such as option or futures contracts both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset- backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Securitized Index, which has a weighted average maturity of 6.29 years as of March 4, 2015 and can vary between three and eight years.